U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 21, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
File Nos.: 333-62298, 811-10401

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 291 to the Trust’s Registration Statement for the purpose of adding two new series: the Phase Tactical 500 Fund and the Phase Tactical 2000 Fund (the “Funds”).  The Trust previously filed Post-Effective Amendment No. 290 to the Trust’s Registration Statement with respect to the Funds on February 15, 2012.  The Trust submitted an application for withdrawal of Post-Effective Amendment No. 290 on February 21, 2012 due to the inclusion of inaccurate disclosure included in that Amendment.

Pursuant to Rule 485(a)(2), the Trust anticipates that Post-Effective Amendment No. 291 will be effective seventy-five (75) days after filing or as soon as possible thereafter.  The Trust expects to file an acceleration request under separate cover, however, in an effort to request that the Staff allow this Amendment to become effective on April 30, 2012, or as soon thereafter as is practicable.  The Trust will also file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment No. 291.  The purpose of the filing pursuant to Rule 485(b) will be to address Staff comments and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures